SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended
	Jun. 19, 2012 Common Stock	Apr. 30, 2012 Common Stock	Feb. 29, 2012 Common Stock	Jul. 31, 2012 Amicor Common Stock	Jul. 31, 2012 Barry Honig, Director and CEO	Aug. 10, 2012 Sheldon Finkel
Shares sold for cash	12,500,000	4,385,716	2,237,500	1,500,000
Shares sold, per share price				$ 0.15
Proceeds from sale of shares	$ 4,000,000	$ 1,535,000		$ 225,000
Notes Assigned					$ 42,000
Description of Cancellation of Debt and Assignment of Shares with Sheldon Finkel

On August 10, 2012, the Company entered into a Cancellation of Debt and Assignment of Shares Agreement with the Assignee and Sheldon Finkel, the Company’s former Chief Executive Officer. Pursuant to the Separation Agreement and Release dated in September 2011, Sheldon Finkel retained 600,000 shares of the Company’s common stock (the “Executive Retained Securities”) which were pledged as collateral security for the repayment of certain amounts owed to the Company by a third party (the “Third Party Receivable”). The Third Party receivable was not collected by the Company and accordingly, the Company was entitled to receive 300,000 shares of the Executive Retained Securities.  On August 10, 2012, the Company and Sheldon Finkel agreed that Mr. Finkel would surrender 300,000 shares of the Executive Retained Securities to the Company in consideration for the cancellation of the Third Party Receivable. Pursuant to the Cancellation of Debt and Assignment of Shares Agreement, the Company, Sheldon Finkel and the Assignee have agreed that in consideration for the cancellation and satisfaction of the Assigned Note, Mr. Finkel shall transfer and assign the 300,000 shares of Executive Retained Securities due to the Company to the Assignee. As a result of the transfer and assignment of the 300,000 shares of the Company’s common stock to the Assignee, the Third Party Receivable and the Assigned Note are extinguished. The Company valued the 300,000 common shares at the fair market value on the date of grant or assignment at approximately $0.345 per share or $103,500. In connection with the assignment of the 300,000 shares of common stock, the Company reduced the outstanding principal note by $42,000 and recognized an interest expense of $61,500. The remaining outstanding principal note due to Barry Honig amounted to $519,750 after such assignment transaction.